Stock-based Compensation Plans - Directors' DSU Plan (Details) - Director - DSUs shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Number of units (thousands)
DSUs outstanding, beginning of year (shares)	183	147
Granted (shares)	33	30
Notional dividends reinvested (shares)	8	6
DSUs outstanding, end of year (shares)	224	183